UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  September  30,  2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ]adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Opus Trading Fund, LLC
Address:   One Jericho Plaza
           Jericho, New York 11753-1635

Form  13F  File  Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Mark Peckman
Title:     General Counsel
Phone:     516-942-2411


Signature,  Place,  and  Date  of  Signing:

/s/ Mark Peckman          Jericho, New York          10/20/10
----------------          -----------------          --------
   [Signature]              [City, State]             [Date]


Report  Type  (Check  only  one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)
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
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
                                TITLE OF                     VALUE      SHARES/ SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP      x($1000)   PRN AMT PRN CALL  DISCRETN  MANAGERS   SOLE     SHARED  NONE
------------------------------  ----------------  ---------   --------  -------  -------  --------  --------  --------  ------ -----
AMAZON COM INC                  COM               023135106      471     3,000  SH        DEFINED    01,02     3,000
                                                                                          OTHER          3
AMERICAN INTL GROUP INC         COM NEW           026874784      543    13,900  SH        DEFINED    01,02    13,900
                                                                                          OTHER          3
APPLE INC                       COM               037833100    2,416     8,515  SH        DEFINED    01,02     8,515
                                                                                          OTHER          3
BAIDU INC                       SPON ADR REP A    056752108      739     7,200  SH        DEFINED    01,02     7,200
                                                                                          OTHER          3
BAKER HUGHES INC                COM               057224107      213     5,000  SH        DEFINED    01,02     5,000
                                                                                          OTHER          3
BANCO SANTANDER BRASIL S A      ADS REP 1 UNIT    05967A107      344    25,000  SH        DEFINED    01,02    25,000
                                                                                          OTHER          3
BANK OF AMERICA CORPORATION     COM               060505104      334    25,500  SH        DEFINED    01,02    25,500
                                                                                          OTHER          3
BARCLAYS BK PLC                 IPATH S&P ST ETN  06740C527      275    15,900  SH        DEFINED    01,02    15,900
                                                                                          OTHER          3
BHP BILLITON LTD                SPONSORED ADR     088606108      756     9,900  SH        DEFINED    01,02     9,900
                                                                                          OTHER          3
BP PLC                          SPONSORED ADR     055622104    5,904   143,400  SH        DEFINED    01,02   143,400
                                                                                          OTHER          3
BROCADE COMMUNICATIONS SYS INC  COM NEW           111621306       83    14,200  SH        DEFINED    01,02    14,200
                                                                                          OTHER          3
CANADIAN SOLAR INC              COM               136635109      187    11,500  SH        DEFINED    01,02    11,500
                                                                                          OTHER          3
CAREER EDUCATION CORP           COM               141665109      234    10,900  SH        DEFINED    01,02    10,900
                                                                                          OTHER          3
CATERPILLAR INC DEL             COM               149123101      331     4,205  SH        DEFINED    01,02     4,205
                                                                                          OTHER          3
CHESAPEAKE ENERGY CORP          COM               165167107      879    38,800  SH        DEFINED    01,02    38,800
                                                                                          OTHER          3
CLEARWIRE CORP NEW              CL A              18538Q105       97    12,000  SH        DEFINED    01,02    12,000
                                                                                          OTHER          3
CLIFFS NATURAL RESOURCES INC    COM               18683K101      384     6,000  SH        DEFINED    01,02     6,000
                                                                                          OTHER          3
CORINTHIAN COLLEGES INC         COM               218868107      112    15,900  SH        DEFINED    01,02    15,900
                                                                                          OTHER          3
CREE INC                        COM               225447101      233     4,300  SH        DEFINED    01,02     4,300
                                                                                          OTHER          3
DEERE & CO                      COM               244199105      405     5,800  SH        DEFINED    01,02     5,800
                                                                                          OTHER          3
DEUTSCHE BK AG LONDON BRH       PS CRD OIL ETN    25154K809      264     3,850  SH        DEFINED    01,02     3,850
                                                                                          OTHER          3
DIAMOND OFFSHORE DRILLING IN    COM               25271C102      352     5,200  SH        DEFINED    01,02     5,200
                                                                                          OTHER          3
DIREXION SHS ETF TR             DLY FIN BEAR NEW  25459W490      602    45,000  SH        DEFINED    01,02    45,000
                                                                                          OTHER          3
E M C CORP MASS                 COM               268648102      467    23,000  SH        DEFINED    01,02    23,000
                                                                                          OTHER          3
ENCANA CORP                     COM               292505104    2,694    89,125  SH        DEFINED    01,02    89,125
                                                                                          OTHER          3
EXXON MOBIL CORP                COM               30231G102    3,584    58,000  SH        DEFINED    01,02    58,000
                                                                                          OTHER          3
FEDEX CORP                      COM               31428X106      205     2,400  SH        DEFINED    01,02     2,400
                                                                                          OTHER          3
GERON CORP                      COM               374163103       66    12,000  SH        DEFINED    01,02    12,000
                                                                                          OTHER          3
GOLD FIELDS LTD NEW             SPONSORED ADR     38059T106      238    15,600  SH        DEFINED    01,02    15,600
                                                                                          OTHER          3
GOLDMAN SACHS GROUP INC         COM               38141G104      376     2,600  SH        DEFINED    01,02     2,600
                                                                                          OTHER          3
GOOGLE INC                      CL A              38259P508      920     1,750  SH        DEFINED    01,02     1,750
                                                                                          OTHER          3
HESS CORP                       COM               42809H107      367     6,200  SH        DEFINED    01,02     6,200
                                                                                          OTHER          3
HUMAN GENOME SCIENCES INC       COM               444903108      563    18,900  SH        DEFINED    01,02    18,900
                                                                                          OTHER          3
JPMORGAN CHASE & CO             COM               46625H100      312     8,200  SH        DEFINED    01,02     8,200
                                                                                          OTHER          3
LAS VEGAS SANDS CORP            COM               517834107      315     9,050  SH        DEFINED    01,02     9,050
                                                                                          OTHER          3
MASTERCARD INC                  CL A              57636Q104      829     3,700  SH        DEFINED    01,02     3,700
                                                                                          OTHER          3
MICRON TECHNOLOGY INC           COM               595112103      103    14,300  SH        DEFINED    01,02    14,300
                                                                                          OTHER          3
MONSANTO CO NEW                 COM               61166W101      379     7,900  SH        DEFINED    01,02     7,900
                                                                                          OTHER          3
MOSAIC CO                       COM               61945A107      317     5,400  SH        DEFINED    01,02     5,400
                                                                                          OTHER          3
NETFLIX INC                     COM               64110L106      827     5,100  SH        DEFINED    01,02     5,100
                                                                                          OTHER          3
OCCIDENTAL PETE CORP DEL        COM               674599105     1402    17,900  SH        DEFINED    01,02    17,900
                                                                                          OTHER          3
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106     1670    14,755  SH        DEFINED    01,02    14,755
                                                                                          OTHER          3
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V408     1382    38,100  SH        DEFINED    01,02    38,100
                                                                                          OTHER          3
POTASH CORP SASK INC            COM               73755L107      375     2,600  SH        DEFINED    01,02     2,600
                                                                                          OTHER          3
POWERSHARES QQQ TRUST           UNIT SER 1        73935A104     1217    24,800  SH        DEFINED    01,02    24,800
                                                                                          OTHER          3
POWERSHS DB US DOLLAR INDEX     DOLL INDX BULL    73936D107      217     9,500  SH        DEFINED    01,02     9,500
                                                                                          OTHER          3
PRICELINE COM INC               COM NEW           741503403      557     1,600  SH        DEFINED    01,02     1,600
                                                                                          OTHER          3
PROSHARES TR                    PSHS ULSHT SP500  74347R883      423    14,300  SH        DEFINED    01,02    14,300
                                                                                          OTHER          3
PROSHARES TR                    ULT SHR S&P500    74347X856      493    18,200  SH        DEFINED    01,02    18,200
                                                                                          OTHER          3
PROSHARES TR II                 ULTRASHRT EURO    74347W882      293    14,800  SH        DEFINED    01,02    14,800
                                                                                          OTHER          3
QUALCOMM INC                    COM               747525103     2171    48,100  SH        DEFINED    01,02    48,100
                                                                                          OTHER          3
RIO TINTO PLC                   SPONSORED ADR     767204100      600    10,211  SH        DEFINED    01,02    10,211
                                                                                          OTHER          3
SALESFORCE COM INC              COM               79466L302      481     4,300  SH        DEFINED    01,02     4,300
                                                                                          OTHER          3
SELECT SECTOR SPDR TR           SBI INT-ENERGY    81369Y506      818    14,600  SH        DEFINED    01,02    14,600
                                                                                          OTHER          3
SOLARFUN POWER HOLDINGS CO L    SPONSORED ADR     83415U108      158    12,000  SH        DEFINED    01,02    12,000
                                                                                          OTHER          3
SPDR GOLD TRUST                 GOLD SHS          78463V107      550     4,300  SH        DEFINED    01,02     4,300
                                                                                          OTHER          3
SPDR S&P 500 ETF TR             TR UNIT           78462F103     3880    34,000  SH        DEFINED    01,02    34,000
                                                                                          OTHER          3
SPRINT NEXTEL CORP              COM SER 1         852061100      232    50,000  SH        DEFINED    01,02    50,000
                                                                                          OTHER          3
SUNCOR ENERGY INC               COM               867224107      521    16,000  SH        DEFINED    01,02    16,000
                                                                                          OTHER          3
TRANSOCEAN LTD                  REG SHS           H8817H100      334     5,200  SH        DEFINED    01,02     5,200
                                                                                          OTHER          3
ULTRA PETROLEUM CORP            COM               903914109      819    19,500  SH        DEFINED    01,02    19,500
                                                                                          OTHER          3
UNITED STATES OIL FUND LP       UNITS             91232N108     1115    32,000  SH        DEFINED    01,02    32,000
                                                                                          OTHER          3
URBAN OUTFITTERS INC            COM               917047102      217     6,900  SH        DEFINED    01,02     6,900
                                                                                          OTHER          3
YINGLI GREEN ENERGY HLDG CO     ADR               98584B103      191    13,820  SH        DEFINED    01,02    13,820
                                                                                          OTHER          3

                                                64            48,836
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
                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:            3
Form  13F  Information  Table  Entry  Total:     64
Form 13F Information Table Value Total:          48,836
                                                 (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form  13F File  Number    CIK  Number    Name
01     28-13927                  0001491980     Amity  Trading  Partners  LLC

02     28-13268                  0001425994     Schonfeld  Group  Holdings,  LLC

03     28-13270                  0001450323     Amity  Advisers  LLC


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